Debt (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Disclosure [Abstract]
Lowest interest rate on mortgage notes	5.60%
Highest interest rate on mortgage notes	8.60%
Principal payments 2013	$ 5,239,000
Principal payments 2014	5,308,000
Principal payments 2015	5,379,000
Principal payments 2016	5,516,000
Principal payments 2017	5,843,000
Principal payments 2018 and subsequent years	35,085,000
Revolving Credit Agreement	37,000,000
Revolver interest over LIBOR	1%
Commitment fee	0.15%
Letters of credit issued	9,009,000
Letters of credit available for borrowing	27,991,000
Consolidated retained earnings available for payment of dividends	56,639,000
Carrying value of collateral on mortgage notes payable	74,784,000
Capitalized interest	$ 1,646,000	$ 1,232,000	$ 952,000